Accrued Expenses and Other Current Liabilities - Product Warranty Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Composition of balance:
Short-term	$ 1,592	$ 981
Long-term	2,560	1,633
Total warranty balance	$ 4,152	$ 2,614	$ 3,090